DEBT	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

7. DEBT

Revolving Line of Credit — The Company has an agreement with TD Bank for a revolving line of credit maturing on November 30, 2015 for up to $3 million. The line of credit has a variable rate of interest per annum at the Wall Street Journal prime rate plus 1% (4.25% as of June 30, 2015 and December 31, 2014). The line of credit is collateralized by all of the Company’s assets and is guaranteed by the CEO of the Company. The outstanding balance as of June 30, 2015 and December 31, 2014 was $3,000,000 and $1,215,000, respectively. The Company is prohibited from paying any dividends without the prior written consent of TD Bank.
Maturities of notes payable as of June 30, 2015 are as follows:

Years ending December 31	Vehicle Financing Notes	Metro Medical	Loan from CEO	Total
2015 (Six months)	$11,240	$106,817	$—	$118,057
2016	23,718	—	470,089	493,807
2017	23,550	—	—	23,550
Thereafter	28,975	—	—	28,975
Total	$87,483	$106,817	$470,089	$664,389

10. DEBT

Revolving Line of Credit — As of December 31, 2014, the Company had an agreement with TD Bank for a revolving line of credit maturing on November 30, 2015 for up to $1,215,000. During March 2015, this line was increased to $3 million under the same lending terms. The line of credit has a variable rate of interest per annum at the Wall Street Journal prime rate plus 1% (4.25% as of both December 31, 2014 and December 31, 2013). The line of credit is collateralized by all of the Company’s assets and is guaranteed by the CEO of the Company. The outstanding balance as of December 31, 2014 and December 31, 2013 was $1,215,000 and $1,015,000, respectively. At December 31, 2014, the Company was not in compliance with a covenant required under the revolving line of credit to maintain a specified debt service ratio, which was waived by TD Bank. The Company is prohibited from paying any dividends without the prior written consent of TD Bank.
Santander Bank (formerly Sovereign Bank) Loan Agreement — The Company had a term loan, originally established to provide the Company revolving advances up to $100,000, with an interest rate of 7.74% per annum. The term loan was repaid during the year ended December 31, 2014. The amount outstanding under this term loan was $11,667 as of December 31, 2013.
Convertible Note — On September 23, 2013, the Company issued a convertible promissory note in the amount of $500,000 to an accredited investor, AAMD LLC, with a maturity date of March 23, 2016, and bearing interest at the rate of 7.0% per annum. Pursuant to the terms of the note, the principal and interest outstanding thereunder automatically converted into 117,567 shares of common stock upon the closing of the IPO at a conversion price equal to 90% of the per-share issuance price of the common stock in the IPO. This conversion resulted in additional common stock and paid-in capital amounts of $118 and $587,717, respectively, at the conversion date. Interest and other expense of $11,767 and $77,263 were recorded in connection with this convertible note for the year ended December 31, 2013 and 2014, respectively, and are included in interest expense and other income (expense)-net in the consolidated statement of operations.
As of December 31, 2013, the carrying value of the convertible note payable was $472,429, including $11,767 of accrued interest.
The Company accounted for the automatic conversion feature as a derivative liability to be recorded at fair value at each reporting period. The fair value of the automatic conversion feature at December 31, 2013 was estimated to be $38,142 and is included in other long-term liabilities on the consolidated balance sheet at that date.
Maturities of notes payable as of December 31, 2014 are as follows:

Year Ending December 31	Liability Against Assets Subject to Finance Lease	Metro Medical	Loan from CEO	Bank Direct Capital Finance	Honda Financial Services	Total
2015	$12,348	$421,989	$470,089	$156,894	$5,385	$1,066,705
2016	11,334	—	—	—	6,192	17,526
2017	11,947	—	—	—	6,469	18,416
Thereafter	—	—	—	—	12,622	12,622
Total	$35,629	$421,989	$470,089	$156,894	$30,668	$1,115,269